CECL (Details 10) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 34,717		SFr 75,886
Origination in current year-1	57,172		33,920
Origination in current year-2	28,752		23,356
Origination in current year-3	20,401		14,069
Origination in current year-4	12,547		8,677
Origination in current year-5 or more	52,907		49,714
Total term loans	206,496		205,622
Revolving loans	71,411		77,199
Financing Receivable, before Allowance for Credit Loss and Fee	277,907	SFr 279,548	282,821
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	21,088		53,305
Origination in current year-1	43,560		25,119
Origination in current year-2	21,698		16,367
Origination in current year-3	14,602		9,913
Origination in current year-4	9,271		6,681
Origination in current year-5 or more	45,391		42,787
Total term loans	155,610		154,172
Revolving loans	58,537		64,192
Financing Receivable, before Allowance for Credit Loss and Fee	214,147		218,364
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,314		22,347
Origination in current year-1	13,465		8,676
Origination in current year-2	6,961		6,795
Origination in current year-3	5,500		3,765
Origination in current year-4	3,113		1,849
Origination in current year-5 or more	6,912		6,446
Total term loans	49,265		49,878
Revolving loans	11,934		12,254
Financing Receivable, before Allowance for Credit Loss and Fee	61,199		62,132
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	315		234
Origination in current year-1	147		125
Origination in current year-2	93		194
Origination in current year-3	299		391
Origination in current year-4	163		147
Origination in current year-5 or more	604		481
Total term loans	1,621		1,572
Revolving loans	940		753
Financing Receivable, before Allowance for Credit Loss and Fee	2,561		2,325
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	23,681		43,627
Origination in current year-1	28,849		15,424
Origination in current year-2	11,691		9,595
Origination in current year-3	7,592		5,433
Origination in current year-4	4,603		2,404
Origination in current year-5 or more	10,217		8,631
Total term loans	86,633		85,114
Revolving loans	30,826		31,041
Financing Receivable, before Allowance for Credit Loss and Fee	117,459		116,155
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,587		24,733
Origination in current year-1	17,902		9,189
Origination in current year-2	6,954		4,713
Origination in current year-3	3,676		2,496
Origination in current year-4	2,273		1,287
Origination in current year-5 or more	5,942		5,180
Total term loans	49,334		47,598
Revolving loans	21,990		22,293
Financing Receivable, before Allowance for Credit Loss and Fee	71,324		69,891
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,781		18,705
Origination in current year-1	10,846		6,138
Origination in current year-2	4,691		4,755
Origination in current year-3	3,709		2,758
Origination in current year-4	2,241		1,057
Origination in current year-5 or more	4,047		3,330
Total term loans	36,315		36,743
Revolving loans	8,222		8,240
Financing Receivable, before Allowance for Credit Loss and Fee	44,537		44,983
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	313		189
Origination in current year-1	101		97
Origination in current year-2	46		127
Origination in current year-3	207		179
Origination in current year-4	89		60
Origination in current year-5 or more	228		121
Total term loans	984		773
Revolving loans	614		508
Financing Receivable, before Allowance for Credit Loss and Fee	1,598		1,281
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,930		14,252
Origination in current year-1	11,485		5,069
Origination in current year-2	4,411		2,557
Origination in current year-3	1,839		1,266
Origination in current year-4	1,163		576
Origination in current year-5 or more	2,890		2,875
Total term loans	25,718		26,595
Revolving loans	987		1,210
Financing Receivable, before Allowance for Credit Loss and Fee	26,705		27,805
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,328		9,568
Origination in current year-1	8,356		3,709
Origination in current year-2	3,476		1,849
Origination in current year-3	1,227		925
Origination in current year-4	878		475
Origination in current year-5 or more	2,506		2,469
Total term loans	18,771		18,995
Revolving loans	635		778
Financing Receivable, before Allowance for Credit Loss and Fee	19,406		19,773
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,602		4,682
Origination in current year-1	3,128		1,355
Origination in current year-2	931		706
Origination in current year-3	583		340
Origination in current year-4	284		101
Origination in current year-5 or more	361		376
Total term loans	6,889		7,560
Revolving loans	223		297
Financing Receivable, before Allowance for Credit Loss and Fee	7,112		7,857
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		2
Origination in current year-1	1		5
Origination in current year-2	4		2
Origination in current year-3	29		1
Origination in current year-4	1		0
Origination in current year-5 or more	23		30
Total term loans	58		40
Revolving loans	129		135
Financing Receivable, before Allowance for Credit Loss and Fee	187		175
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,291		20,405
Origination in current year-1	10,871		7,772
Origination in current year-2	5,522		6,118
Origination in current year-3	5,104		3,436
Origination in current year-4	2,750		1,694
Origination in current year-5 or more	6,028		4,951
Total term loans	44,566		44,376
Revolving loans	20,567		21,771
Financing Receivable, before Allowance for Credit Loss and Fee	65,133		66,147
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,697		8,284
Origination in current year-1	4,437		3,242
Origination in current year-2	2,024		2,110
Origination in current year-3	1,865		1,003
Origination in current year-4	808		697
Origination in current year-5 or more	2,228		2,013
Total term loans	17,059		17,349
Revolving loans	12,877		13,941
Financing Receivable, before Allowance for Credit Loss and Fee	29,936		31,290
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,373		11,985
Origination in current year-1	6,334		4,468
Origination in current year-2	3,456		3,903
Origination in current year-3	3,073		2,256
Origination in current year-4	1,855		937
Origination in current year-5 or more	3,595		2,848
Total term loans	26,686		26,397
Revolving loans	7,342		7,458
Financing Receivable, before Allowance for Credit Loss and Fee	34,028		33,855
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	221		136
Origination in current year-1	100		62
Origination in current year-2	42		105
Origination in current year-3	166		177
Origination in current year-4	87		60
Origination in current year-5 or more	205		90
Total term loans	821		630
Revolving loans	348		372
Financing Receivable, before Allowance for Credit Loss and Fee	1,169		1,002
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,388		8,423
Origination in current year-1	5,484		2,312
Origination in current year-2	1,470		788
Origination in current year-3	535		674
Origination in current year-4	635		106
Origination in current year-5 or more	1,072		585
Total term loans	14,584		12,888
Revolving loans	9,199		8,028
Financing Receivable, before Allowance for Credit Loss and Fee	23,783		20,916
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,507		6,360
Origination in current year-1	4,131		2,081
Origination in current year-2	1,294		660
Origination in current year-3	482		522
Origination in current year-4	532		87
Origination in current year-5 or more	1,001		499
Total term loans	11,947		10,209
Revolving loans	8,405		7,542
Financing Receivable, before Allowance for Credit Loss and Fee	20,352		17,751
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	789		2,012
Origination in current year-1	1,353		201
Origination in current year-2	176		127
Origination in current year-3	52		151
Origination in current year-4	102		19
Origination in current year-5 or more	71		85
Total term loans	2,543		2,595
Revolving loans	657		485
Financing Receivable, before Allowance for Credit Loss and Fee	3,200		3,080
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	92		51
Origination in current year-1	0		30
Origination in current year-2	0		1
Origination in current year-3	1		1
Origination in current year-4	1		0
Origination in current year-5 or more	0		1
Total term loans	94		84
Revolving loans	137		1
Financing Receivable, before Allowance for Credit Loss and Fee	231		85
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	72		547
Origination in current year-1	1,009		271
Origination in current year-2	288		132
Origination in current year-3	114		57
Origination in current year-4	55		28
Origination in current year-5 or more	227		220
Total term loans	1,765		1,255
Revolving loans	73		32
Financing Receivable, before Allowance for Credit Loss and Fee	1,838		1,287
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	55		521
Origination in current year-1	978		157
Origination in current year-2	160		94
Origination in current year-3	102		46
Origination in current year-4	55		28
Origination in current year-5 or more	207		199
Total term loans	1,557		1,045
Revolving loans	73		32
Financing Receivable, before Allowance for Credit Loss and Fee	1,630		1,077
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17		26
Origination in current year-1	31		114
Origination in current year-2	128		19
Origination in current year-3	1		11
Origination in current year-4	0		0
Origination in current year-5 or more	20		21
Total term loans	197		191
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	197		191
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		19
Origination in current year-3	11		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	11		19
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	11		19
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,036		32,259
Origination in current year-1	28,323		18,496
Origination in current year-2	17,061		13,761
Origination in current year-3	12,809		8,636
Origination in current year-4	7,944		6,273
Origination in current year-5 or more	42,690		41,083
Total term loans	119,863		120,508
Revolving loans	40,585		46,158
Financing Receivable, before Allowance for Credit Loss and Fee	160,448		166,666
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,501		28,572
Origination in current year-1	25,658		15,930
Origination in current year-2	14,744		11,654
Origination in current year-3	10,926		7,417
Origination in current year-4	6,998		5,394
Origination in current year-5 or more	39,449		37,607
Total term loans	106,276		106,574
Revolving loans	36,547		41,899
Financing Receivable, before Allowance for Credit Loss and Fee	142,823		148,473
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,533		3,642
Origination in current year-1	2,619		2,538
Origination in current year-2	2,270		2,040
Origination in current year-3	1,791		1,007
Origination in current year-4	872		792
Origination in current year-5 or more	2,865		3,116
Total term loans	12,950		13,135
Revolving loans	3,712		4,014
Financing Receivable, before Allowance for Credit Loss and Fee	16,662		17,149
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2		45
Origination in current year-1	46		28
Origination in current year-2	47		67
Origination in current year-3	92		212
Origination in current year-4	74		87
Origination in current year-5 or more	376		360
Total term loans	637		799
Revolving loans	326		245
Financing Receivable, before Allowance for Credit Loss and Fee	963		1,044
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,286		26,431
Origination in current year-1	24,734		16,158
Origination in current year-2	15,147		12,995
Origination in current year-3	12,178		8,187
Origination in current year-4	7,708		6,090
Origination in current year-5 or more	41,240		39,466
Total term loans	108,293		109,327
Revolving loans	1,190		1,206
Financing Receivable, before Allowance for Credit Loss and Fee	109,483		110,533
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,131		24,257
Origination in current year-1	22,988		14,743
Origination in current year-2	13,880		11,308
Origination in current year-3	10,677		7,287
Origination in current year-4	6,929		5,318
Origination in current year-5 or more	38,422		36,790
Total term loans	99,027		99,703
Revolving loans	317		276
Financing Receivable, before Allowance for Credit Loss and Fee	99,344		99,979
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,154		2,134
Origination in current year-1	1,711		1,402
Origination in current year-2	1,235		1,639
Origination in current year-3	1,427		812
Origination in current year-4	721		698
Origination in current year-5 or more	2,491		2,359
Total term loans	8,739		9,044
Revolving loans	873		930
Financing Receivable, before Allowance for Credit Loss and Fee	9,612		9,974
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		40
Origination in current year-1	35		13
Origination in current year-2	32		48
Origination in current year-3	74		88
Origination in current year-4	58		74
Origination in current year-5 or more	327		317
Total term loans	527		580
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	527		580
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,765		3,312
Origination in current year-1	2,191		1,497
Origination in current year-2	1,256		228
Origination in current year-3	218		164
Origination in current year-4	43		74
Origination in current year-5 or more	1,265		1,485
Total term loans	6,738		6,760
Revolving loans	38,920		44,493
Financing Receivable, before Allowance for Credit Loss and Fee	45,658		51,253
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,057		2,627
Origination in current year-1	1,800		649
Origination in current year-2	467		61
Origination in current year-3	70		32
Origination in current year-4	18		55
Origination in current year-5 or more	1,007		804
Total term loans	4,419		4,228
Revolving loans	35,899		41,275
Financing Receivable, before Allowance for Credit Loss and Fee	40,318		45,503
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	708		685
Origination in current year-1	391		848
Origination in current year-2	789		167
Origination in current year-3	148		26
Origination in current year-4	25		19
Origination in current year-5 or more	258		681
Total term loans	2,319		2,426
Revolving loans	2,783		3,063
Financing Receivable, before Allowance for Credit Loss and Fee	5,102		5,489
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	0		106
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	0		106
Revolving loans	238		155
Financing Receivable, before Allowance for Credit Loss and Fee	238		261
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,985		2,516
Origination in current year-1	1,398		841
Origination in current year-2	658		538
Origination in current year-3	413		285
Origination in current year-4	193		109
Origination in current year-5 or more	185		132
Total term loans	4,832		4,421
Revolving loans	475		459
Financing Receivable, before Allowance for Credit Loss and Fee	5,307		4,880
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,313		1,688
Origination in current year-1	870		538
Origination in current year-2	397		285
Origination in current year-3	179		98
Origination in current year-4	51		21
Origination in current year-5 or more	20		13
Total term loans	2,830		2,643
Revolving loans	331		348
Financing Receivable, before Allowance for Credit Loss and Fee	3,161		2,991
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	671		823
Origination in current year-1	517		288
Origination in current year-2	246		234
Origination in current year-3	216		169
Origination in current year-4	126		75
Origination in current year-5 or more	116		76
Total term loans	1,892		1,665
Revolving loans	56		21
Financing Receivable, before Allowance for Credit Loss and Fee	1,948		1,686
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		5
Origination in current year-1	11		15
Origination in current year-2	15		19
Origination in current year-3	18		18
Origination in current year-4	16		13
Origination in current year-5 or more	49		43
Total term loans	110		113
Revolving loans	88		90
Financing Receivable, before Allowance for Credit Loss and Fee	198		203
Bank
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	34,717		75,886
Origination in current year-1	57,172		33,920
Origination in current year-2	28,752		23,356
Origination in current year-3	20,401		14,069
Origination in current year-4	12,547		8,677
Origination in current year-5 or more	52,896		49,702
Total term loans	206,485		205,610
Revolving loans	71,411		77,199
Financing Receivable, before Allowance for Credit Loss and Fee	286,338		291,492
Bank | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	21,088		53,305
Origination in current year-1	43,560		25,119
Origination in current year-2	21,698		16,367
Origination in current year-3	14,602		9,913
Origination in current year-4	9,271		6,681
Origination in current year-5 or more	45,391		42,787
Total term loans	155,610		154,172
Revolving loans	58,537		64,192
Financing Receivable, before Allowance for Credit Loss and Fee	222,572		227,047
Bank | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,314		22,347
Origination in current year-1	13,465		8,676
Origination in current year-2	6,961		6,795
Origination in current year-3	5,500		3,765
Origination in current year-4	3,113		1,849
Origination in current year-5 or more	6,912		6,446
Total term loans	49,265		49,878
Revolving loans	11,934		12,254
Financing Receivable, before Allowance for Credit Loss and Fee	61,216		62,132
Bank | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	315		234
Origination in current year-1	147		125
Origination in current year-2	93		194
Origination in current year-3	299		391
Origination in current year-4	163		147
Origination in current year-5 or more	593		469
Total term loans	1,610		1,560
Revolving loans	940		753
Financing Receivable, before Allowance for Credit Loss and Fee	2,550		2,313
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	23,681		43,627
Origination in current year-1	28,849		15,424
Origination in current year-2	11,691		9,595
Origination in current year-3	7,592		5,433
Origination in current year-4	4,603		2,404
Origination in current year-5 or more	10,206		8,619
Total term loans	86,622		85,102
Revolving loans	30,826		31,041
Financing Receivable, before Allowance for Credit Loss and Fee	117,448		116,143
Bank | Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,587		24,733
Origination in current year-1	17,902		9,189
Origination in current year-2	6,954		4,713
Origination in current year-3	3,676		2,496
Origination in current year-4	2,273		1,287
Origination in current year-5 or more	5,942		5,180
Total term loans	49,334		47,598
Revolving loans	21,990		22,293
Financing Receivable, before Allowance for Credit Loss and Fee	71,324		69,891
Bank | Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,781		18,705
Origination in current year-1	10,846		6,138
Origination in current year-2	4,691		4,755
Origination in current year-3	3,709		2,758
Origination in current year-4	2,241		1,057
Origination in current year-5 or more	4,047		3,330
Total term loans	36,315		36,743
Revolving loans	8,222		8,240
Financing Receivable, before Allowance for Credit Loss and Fee	44,537		44,983
Bank | Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	313		189
Origination in current year-1	101		97
Origination in current year-2	46		127
Origination in current year-3	207		179
Origination in current year-4	89		60
Origination in current year-5 or more	217		109
Total term loans	973		761
Revolving loans	614		508
Financing Receivable, before Allowance for Credit Loss and Fee	1,587		1,269
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,930		14,252
Origination in current year-1	11,485		5,069
Origination in current year-2	4,411		2,557
Origination in current year-3	1,839		1,266
Origination in current year-4	1,163		576
Origination in current year-5 or more	2,890		2,875
Total term loans	25,718		26,595
Revolving loans	987		1,210
Financing Receivable, before Allowance for Credit Loss and Fee	26,705		27,805
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,328		9,568
Origination in current year-1	8,356		3,709
Origination in current year-2	3,476		1,849
Origination in current year-3	1,227		925
Origination in current year-4	878		475
Origination in current year-5 or more	2,506		2,469
Total term loans	18,771		18,995
Revolving loans	635		778
Financing Receivable, before Allowance for Credit Loss and Fee	19,406		19,773
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,602		4,682
Origination in current year-1	3,128		1,355
Origination in current year-2	931		706
Origination in current year-3	583		340
Origination in current year-4	284		101
Origination in current year-5 or more	361		376
Total term loans	6,889		7,560
Revolving loans	223		297
Financing Receivable, before Allowance for Credit Loss and Fee	7,112		7,857
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		2
Origination in current year-1	1		5
Origination in current year-2	4		2
Origination in current year-3	29		1
Origination in current year-4	1		0
Origination in current year-5 or more	23		30
Total term loans	58		40
Revolving loans	129		135
Financing Receivable, before Allowance for Credit Loss and Fee	187		175
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,291		20,405
Origination in current year-1	10,871		7,772
Origination in current year-2	5,522		6,118
Origination in current year-3	5,104		3,436
Origination in current year-4	2,750		1,694
Origination in current year-5 or more	6,017		4,939
Total term loans	44,555		44,364
Revolving loans	20,567		21,771
Financing Receivable, before Allowance for Credit Loss and Fee	65,122		66,135
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,697		8,284
Origination in current year-1	4,437		3,242
Origination in current year-2	2,024		2,110
Origination in current year-3	1,865		1,003
Origination in current year-4	808		697
Origination in current year-5 or more	2,228		2,013
Total term loans	17,059		17,349
Revolving loans	12,877		13,941
Financing Receivable, before Allowance for Credit Loss and Fee	29,936		31,290
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,373		11,985
Origination in current year-1	6,334		4,468
Origination in current year-2	3,456		3,903
Origination in current year-3	3,073		2,256
Origination in current year-4	1,855		937
Origination in current year-5 or more	3,595		2,848
Total term loans	26,686		26,397
Revolving loans	7,342		7,458
Financing Receivable, before Allowance for Credit Loss and Fee	34,028		33,855
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	221		136
Origination in current year-1	100		62
Origination in current year-2	42		105
Origination in current year-3	166		177
Origination in current year-4	87		60
Origination in current year-5 or more	194		78
Total term loans	810		618
Revolving loans	348		372
Financing Receivable, before Allowance for Credit Loss and Fee	1,158		990
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,388		8,423
Origination in current year-1	5,484		2,312
Origination in current year-2	1,470		788
Origination in current year-3	535		674
Origination in current year-4	635		106
Origination in current year-5 or more	1,072		585
Total term loans	14,584		12,888
Revolving loans	9,199		8,028
Financing Receivable, before Allowance for Credit Loss and Fee	23,783		20,916
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,507		6,360
Origination in current year-1	4,131		2,081
Origination in current year-2	1,294		660
Origination in current year-3	482		522
Origination in current year-4	532		87
Origination in current year-5 or more	1,001		499
Total term loans	11,947		10,209
Revolving loans	8,405		7,542
Financing Receivable, before Allowance for Credit Loss and Fee	20,352		17,751
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	789		2,012
Origination in current year-1	1,353		201
Origination in current year-2	176		127
Origination in current year-3	52		151
Origination in current year-4	102		19
Origination in current year-5 or more	71		85
Total term loans	2,543		2,595
Revolving loans	657		485
Financing Receivable, before Allowance for Credit Loss and Fee	3,200		3,080
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	92		51
Origination in current year-1	0		30
Origination in current year-2	0		1
Origination in current year-3	1		1
Origination in current year-4	1		0
Origination in current year-5 or more	0		1
Total term loans	94		84
Revolving loans	137		1
Financing Receivable, before Allowance for Credit Loss and Fee	231		85
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	72		547
Origination in current year-1	1,009		271
Origination in current year-2	288		132
Origination in current year-3	114		57
Origination in current year-4	55		28
Origination in current year-5 or more	227		220
Total term loans	1,765		1,255
Revolving loans	73		32
Financing Receivable, before Allowance for Credit Loss and Fee	1,838		1,287
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	55		521
Origination in current year-1	978		157
Origination in current year-2	160		94
Origination in current year-3	102		46
Origination in current year-4	55		28
Origination in current year-5 or more	207		199
Total term loans	1,557		1,045
Revolving loans	73		32
Financing Receivable, before Allowance for Credit Loss and Fee	1,630		1,077
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17		26
Origination in current year-1	31		114
Origination in current year-2	128		19
Origination in current year-3	1		11
Origination in current year-4	0		0
Origination in current year-5 or more	20		21
Total term loans	197		191
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	197		191
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		19
Origination in current year-3	11		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	11		19
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	11		19
Bank | Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,036		32,259
Origination in current year-1	28,323		18,496
Origination in current year-2	17,061		13,761
Origination in current year-3	12,809		8,636
Origination in current year-4	7,944		6,273
Origination in current year-5 or more	42,690		41,083
Total term loans	119,863		120,508
Revolving loans	40,585		46,158
Financing Receivable, before Allowance for Credit Loss and Fee	160,448		166,666
Bank | Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,501		28,572
Origination in current year-1	25,658		15,930
Origination in current year-2	14,744		11,654
Origination in current year-3	10,926		7,417
Origination in current year-4	6,998		5,394
Origination in current year-5 or more	39,449		37,607
Total term loans	106,276		106,574
Revolving loans	36,547		41,899
Financing Receivable, before Allowance for Credit Loss and Fee	142,823		148,473
Bank | Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,533		3,642
Origination in current year-1	2,619		2,538
Origination in current year-2	2,270		2,040
Origination in current year-3	1,791		1,007
Origination in current year-4	872		792
Origination in current year-5 or more	2,865		3,116
Total term loans	12,950		13,135
Revolving loans	3,712		4,014
Financing Receivable, before Allowance for Credit Loss and Fee	16,662		17,149
Bank | Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2		45
Origination in current year-1	46		28
Origination in current year-2	47		67
Origination in current year-3	92		212
Origination in current year-4	74		87
Origination in current year-5 or more	376		360
Total term loans	637		799
Revolving loans	326		245
Financing Receivable, before Allowance for Credit Loss and Fee	963		1,044
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,286		26,431
Origination in current year-1	24,734		16,158
Origination in current year-2	15,147		12,995
Origination in current year-3	12,178		8,187
Origination in current year-4	7,708		6,090
Origination in current year-5 or more	41,240		39,466
Total term loans	108,293		109,327
Revolving loans	1,190		1,206
Financing Receivable, before Allowance for Credit Loss and Fee	109,483		110,533
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,131		24,257
Origination in current year-1	22,988		14,743
Origination in current year-2	13,880		11,308
Origination in current year-3	10,677		7,287
Origination in current year-4	6,929		5,318
Origination in current year-5 or more	38,422		36,790
Total term loans	99,027		99,703
Revolving loans	317		276
Financing Receivable, before Allowance for Credit Loss and Fee	99,344		99,979
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,154		2,134
Origination in current year-1	1,711		1,402
Origination in current year-2	1,235		1,639
Origination in current year-3	1,427		812
Origination in current year-4	721		698
Origination in current year-5 or more	2,491		2,359
Total term loans	8,739		9,044
Revolving loans	873		930
Financing Receivable, before Allowance for Credit Loss and Fee	9,612		9,974
Bank | Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		40
Origination in current year-1	35		13
Origination in current year-2	32		48
Origination in current year-3	74		88
Origination in current year-4	58		74
Origination in current year-5 or more	327		317
Total term loans	527		580
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	527		580
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,765		3,312
Origination in current year-1	2,191		1,497
Origination in current year-2	1,256		228
Origination in current year-3	218		164
Origination in current year-4	43		74
Origination in current year-5 or more	1,265		1,485
Total term loans	6,738		6,760
Revolving loans	38,920		44,493
Financing Receivable, before Allowance for Credit Loss and Fee	45,658		51,253
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,057		2,627
Origination in current year-1	1,800		649
Origination in current year-2	467		61
Origination in current year-3	70		32
Origination in current year-4	18		55
Origination in current year-5 or more	1,007		804
Total term loans	4,419		4,228
Revolving loans	35,899		41,275
Financing Receivable, before Allowance for Credit Loss and Fee	40,318		45,503
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	708		685
Origination in current year-1	391		848
Origination in current year-2	789		167
Origination in current year-3	148		26
Origination in current year-4	25		19
Origination in current year-5 or more	258		681
Total term loans	2,319		2,426
Revolving loans	2,783		3,063
Financing Receivable, before Allowance for Credit Loss and Fee	5,102		5,489
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	0		106
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	0		106
Revolving loans	238		155
Financing Receivable, before Allowance for Credit Loss and Fee	238		261
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,985		2,516
Origination in current year-1	1,398		841
Origination in current year-2	658		538
Origination in current year-3	413		285
Origination in current year-4	193		109
Origination in current year-5 or more	185		132
Total term loans	4,832		4,421
Revolving loans	475		459
Financing Receivable, before Allowance for Credit Loss and Fee	5,307		4,880
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,313		1,688
Origination in current year-1	870		538
Origination in current year-2	397		285
Origination in current year-3	179		98
Origination in current year-4	51		21
Origination in current year-5 or more	20		13
Total term loans	2,830		2,643
Revolving loans	331		348
Financing Receivable, before Allowance for Credit Loss and Fee	3,161		2,991
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	671		823
Origination in current year-1	517		288
Origination in current year-2	246		234
Origination in current year-3	216		169
Origination in current year-4	126		75
Origination in current year-5 or more	116		76
Total term loans	1,892		1,665
Revolving loans	56		21
Financing Receivable, before Allowance for Credit Loss and Fee	1,948		1,686
Bank | Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		5
Origination in current year-1	11		15
Origination in current year-2	15		19
Origination in current year-3	18		18
Origination in current year-4	16		13
Origination in current year-5 or more	49		43
Total term loans	110		113
Revolving loans	88		90
Financing Receivable, before Allowance for Credit Loss and Fee	198		203
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	277,896		282,809
Bank | Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	214,147		218,364
Bank | Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	61,199		62,132
Bank | Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,550		2,313
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,442		8,683
Bank | Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,425		8,683
Bank | Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	17		0
Bank | Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0		SFr 0